Revenue and related balances	9 Months Ended
Sep. 30, 2023
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Subscription revenue	43,588	34,279	123,278	95,323
Professional services	2,918	2,687	8,281	8,634
	46,506	36,966	131,559	103,957